INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Dividends and Distributions
The following table shows the character of the distributions the Company paid on a percentage basis for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
Character of Distributions:	2020	2019	2018
Ordinary dividends	—%	39%	52%
Nondividend distributions	100%	7%	48%
Capital gain distributions	—%	54%	—%

Total	100%	100%	100%